Annual Total Returns - Fidelity Advisor® Value Leaders Fund [BarChart] - 10.31 Fidelity Advisor Value Leaders Fund - AMCI PRO-10 - Fidelity Advisor® Value Leaders Fund - Fidelity Advisor Value Leaders Fund-Class A
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	9.58%
Annual Return 2011	(8.00%)
Annual Return 2012	13.66%
Annual Return 2013	34.59%
Annual Return 2014	12.66%
Annual Return 2015	(2.11%)
Annual Return 2016	10.22%
Annual Return 2017	14.41%
Annual Return 2018	(9.13%)
Annual Return 2019	21.28%